IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	$ 895,413	$ 861,193
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 11,760	$ 9,960
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 8,240	$ 7,450
Exposure percentage	70.10%	74.80%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 3,450	$ 2,400
Exposure percentage	29.30%	24.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 70	$ 100
Exposure percentage	0.60%	1.00%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 0	$ 10
Exposure percentage	0.00%	0.10%